UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6669

Name of Fund:  Merrill Lynch Fundamental Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Fundamental Growth Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Fund, Inc.

Schedule of Investments as of November 30, 2004

Industry*                       Shares Held     Common Stocks                                                      Value
Biotechnology - 2.1%              3,376,400   + Gilead Sciences, Inc.                                      $    116,350,744

Chemicals - 5.2%                  1,279,000     Air Products and Chemicals, Inc.(d)                              73,222,750
                                  2,365,000     The Dow Chemical Company                                        119,361,550
                                  1,702,600     Praxair, Inc.                                                    76,446,740
                                    275,000     Sigma-Aldrich Corporation                                        16,425,750
                                                                                                           ----------------
                                                                                                                285,456,790

Commercial Services &               580,000     Manpower Inc.                                                    28,054,600
Supplies - 2.2%                   2,304,300   + Monster Worldwide Inc.(d)                                        64,958,217
                                  1,000,000     Robert Half International Inc.                                   27,030,000
                                                                                                           ----------------
                                                                                                                120,042,817

Communications Equipment - 3.4%   5,350,200   + Corning Incorporated                                             67,305,516
                                  3,168,100     Motorola, Inc.                                                   61,017,606
                                  1,784,500   + Telefonaktiebolaget LM Ericsson (Sponsored ADR)(a)(d)            59,334,625
                                                                                                           ----------------
                                                                                                                187,657,747

Computers & Peripherals - 2.7%    5,022,400     Hewlett-Packard Company                                         100,448,000
                                  2,256,800   + SanDisk Corporation(d)                                           50,958,544
                                                                                                           ----------------
                                                                                                                151,406,544

Consumer Finance - 1.6%           1,613,600     American Express Company(d)                                      89,893,656

Electrical Equipment - 2.6%       1,099,600     Emerson Electric Company                                         73,475,272
                                  1,423,000     Rockwell Automation, Inc.                                        67,307,900
                                                                                                           ----------------
                                                                                                                140,783,172

Energy Equipment &                2,321,400     Baker Hughes Incorporated(d)                                    102,907,662
Services - 6.0%                   2,439,200     Schlumberger Limited                                            160,084,696
                                  1,688,200   + Transocean Inc.(d)                                               67,983,814
                                                                                                           ----------------
                                                                                                                330,976,172

Food Products - 1.1%              1,727,100     McCormick & Company Incorporated(d)                              62,952,795

Health Care Equipment &           2,027,600     Alcon, Inc.(d)                                                  151,096,752
Supplies - 10.0%                  3,101,400   + Boston Scientific Corporation(d)                                107,959,734
                                    570,900     DENTSPLY International Inc.(d)                                   30,035,049
                                    520,000   + Fisher Scientific International Inc.                             29,400,800
                                  2,930,700     Medtronic, Inc.                                                 140,820,135
                                  1,510,900   + Varian Medical Systems, Inc.(d)                                  63,578,672
                                    600,000   + Waters Corporation                                               27,996,000
                                                                                                           ----------------
                                                                                                                550,887,142

Hotels, Restaurants &             1,212,800     Carnival Corporation                                             64,290,528
Leisure - 7.0%                    1,999,500     Marriott International, Inc. (Class A)(d)                       113,671,575
                                  1,407,500   + Starbucks Corporation(d)                                         79,185,950
                                  1,426,500     Starwood Hotels & Resorts Worldwide, Inc.                        74,591,685
                                    916,200   + Wynn Resorts, Limited                                            53,222,058
                                                                                                           ----------------
                                                                                                                384,961,796

IT Services - 3.7%                2,056,500   + Accenture Ltd. (Class A)                                         53,345,610
                                  1,395,400     First Data Corporation                                           57,336,986
                                    736,300   + Hewitt Associates, Inc. (Class A)                                22,199,445
                                  2,233,100     Paychex, Inc.(d)                                                 74,049,596
                                                                                                           ----------------
                                                                                                                206,931,637

Industrial                        3,184,800     3M Co.                                                          253,478,232
Conglomerates - 11.3%            10,468,400     General Electric Company                                        370,162,624
                                                                                                           ----------------
                                                                                                                623,640,856

Internet Software &               1,835,600   + Yahoo! Inc.(d)                                                   69,055,272
Services - 1.3%

Machinery - 4.9%                  1,178,100     Cummins Inc.(d)                                                  93,800,322
                                  1,015,100     Eaton Corporation(d)                                             68,417,740
                                  1,379,200     PACCAR  Inc.(d)                                                 107,715,520
                                                                                                           ----------------
                                                                                                                269,933,582

Office Electronics - 1.1%         1,148,000     Canon, Inc.                                                      57,626,149

Oil & Gas - 6.3%                  1,553,400     Apache Corporation                                               83,976,804
                                  3,145,800     Devon Energy Corporation(d)                                     130,299,036
                                  1,188,400     Occidental Petroleum Corporation                                 71,553,564
                                  1,619,600     Pioneer Natural Resources Company                                57,009,920
                                  1,267,100   + TransMontaigne Inc.                                               6,880,353
                                                                                                           ----------------
                                                                                                                349,719,677

Pharmaceuticals - 0.9%            1,302,000   + Forest Laboratories, Inc.(d)                                     50,738,940

Semiconductors & Semiconductor    1,366,000     Analog Devices, Inc.                                             50,473,700
Equipment - 7.2%                 10,756,560     Intel Corporation                                               240,409,116
                                  4,405,400     Texas Instruments Incorporated(d)                               106,522,572
                                                                                                           ----------------
                                                                                                                397,405,388

Software - 9.7%                   1,246,800     Adobe Systems Incorporated                                       75,506,208
                                  1,170,100   + Electronic Arts Inc.(d)                                          57,217,890
                                 10,302,500     Microsoft Corporation                                           276,210,025
                                  9,922,600   + Oracle Corporation                                              125,620,116
                                                                                                           ----------------
                                                                                                                534,554,239

Specialty Retail - 3.0%           1,347,800     Best Buy Co., Inc.(d)                                            75,988,964
                                  2,863,200     Staples, Inc.(d)                                                 91,364,712
                                                                                                           ----------------
                                                                                                                167,353,676

Textiles, Apparel & Luxury        1,292,100   + Coach, Inc.                                                      64,398,264
Goods - 1.2%

Trading Companies &               3,290,400     Wolseley PLC                                                     56,669,331
Distributors - 1.0%

                                                Total Common Stocks
                                                (Cost - $4,682,534,169) - 95.5%                               5,269,396,386


Merrill Lynch Fundamental Growth Fund, Inc.

Schedule of Investments as of November 30, 2004 (concluded)

                        Beneficial Interest     Short-Term Securities                                              Value
                             $  223,150,535     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                Series I(b)                                                $    223,150,535
                                629,448,850     Merrill Lynch Liquidity Series, LLC Money Market
                                                Series(b)(c)                                                    629,448,850

                                                Total  Short-Term Securities
                                                (Cost - $852,599,385) - 15.4%                                   852,599,385

Total Investments (Cost - $5,535,133,554**) - 110.9%                                                         6,121,995,771
Liabilities in Excess of Other Assets - (10.9%)                                                               (601,243,556)
                                                                                                           ----------------
Net Assets - 100.0%                                                                                        $  5,520,752,215
                                                                                                           ================

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $  5,551,366,833
                                                          ================
    Gross unrealized appreciation                         $    731,541,821
    Gross unrealized depreciation                            (160,912,883)
                                                          ----------------
    Net unrealized appreciation                           $    570,628,938
                                                          ================


  + Non-income producing security.

(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 Interest/
                                                   Net            Dividend
    Affiliate                                    Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $   31,844,664     $ 646,540
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                    $(464,038,350)     $  98,914
    Merrill Lynch Premier Institutional Fund        -            $  15,811


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Fund, Inc.


Date: January 13, 2005